Other equity reserves (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other equity reserves
Total share based payments reserve	€ 32.3	€ 29.0	€ 21.3
Total cash-flow hedge reserve	€ (111.3)	€ 274.6	€ (359.7)